Eaton Vance

Floating-Rate 2022 Target Term Trust

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 0.5%

Security	Shares	Value
Oil and Gas — 0.4%
QuarterNorth Energy, Inc.(1)(2)	7,162	$753,800

		$753,800

Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(1)(2)(3)	12,919	$278,792

		$278,792

Total Common Stocks (identified cost $1,099,411)		$1,032,592

Corporate Bonds — 5.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.3%
American Airlines Group, Inc., 5.00%, 6/1/22(4)	$500	$501,250
United Airlines Holdings, Inc., 4.25%, 10/1/22	250	255,234

		$756,484

Automotive — 0.3%
ZF North America Capital, Inc., 4.50%, 4/29/22(4)	$545	$553,175

		$553,175

Building and Development — 0.2%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23(4)	$500	$524,625

		$524,625

Cable and Satellite Television — 0.4%
CSC Holdings, LLC, 5.875%, 9/15/22	$925	$957,953

		$957,953

Financial Intermediaries — 1.4%
Ally Financial, Inc., 4.625%, 5/19/22	$1,000	$1,026,088
Ford Motor Credit Co., LLC, 3.087%, 1/9/23	925	939,754
Navient Corp., 5.50%, 1/25/23	1,007	1,053,574

		$3,019,416

Food/Drug Retailers — 0.0%(5)
Safeway, Inc., 4.75%, 12/1/21	$9	$9,081

		$9,081

Internet Software & Services — 0.5%
Netflix, Inc., 5.50%, 2/15/22	$1,000	$1,017,450

		$1,017,450

Security	Principal Amount (000’s omitted)	Value
Lodging and Casinos — 0.1%
MGM Resorts International, 6.00%, 3/15/23	$310	$328,194

		$328,194

Oil and Gas — 0.5%
Energy Transfer, L.P., 4.25%, 3/15/23	$1,000	$1,042,694

		$1,042,694

Real Estate Investment Trusts (REITs) — 0.4%
Service Properties Trust, 5.00%, 8/15/22	$770	$775,775

		$775,775

Surface Transport — 0.5%
DAE Funding, LLC, 5.25%, 11/15/21(4)	$1,000	$1,000,925

		$1,000,925

Telecommunications — 0.7%
Sprint Communications, Inc., 6.00%, 11/15/22	$1,500	$1,579,080

		$1,579,080

Utilities — 0.2%
TerraForm Power Operating, LLC, 4.25%, 1/31/23(4)	$525	$540,372

		$540,372

Total Corporate Bonds (identified cost $11,831,009)		$12,105,224

Senior Floating-Rate Loans — 144.8%(6)

Borrower/Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.6%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 1/17/27(7)	$271	$271,707
Dynasty Acquisition Co., Inc.:
Term Loan, 3.632%, (3 mo. USD LIBOR + 3.50%), 4/6/26	353	345,890
Term Loan, 3.632%, (3 mo. USD LIBOR + 3.50%), 4/6/26	656	643,355
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25	174	174,990
TransDigm, Inc.:
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 8/22/24	1,180	1,168,887
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 12/9/25	2,874	2,841,232
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	243	236,704

		$5,682,765

Air Transport — 0.5%
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	$300	$318,875
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	825	878,264

		$1,197,139

Security	Principal Amount (000’s omitted)		Value
Automotive — 5.0%
Adient US, LLC, Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 4/8/28	$374		$374,630
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	749		750,248
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	348		347,525
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	729		586,621
Chassix, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/15/23	241		237,617
Clarios Global, L.P., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/30/26	1,204		1,200,281
Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	275		275,344
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	2,317		2,317,074
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	2,037		2,040,932
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	249		250,193
Tenneco, Inc., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 10/1/25	1,386		1,376,533
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	409		410,028
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	473		472,182
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	400		400,409

			$11,039,617

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	$397		$397,538
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	325		322,359

			$719,897

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc., Term Loan, 4.584%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$418		$418,725
Hudson River Trading, LLC, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 3/20/28	821		817,541

			$1,236,266

Building and Development — 6.1%
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26	$0	(8)	$313
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	200		202,188
American Builders & Contractors Supply Co., Inc., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 1/15/27	931		926,211
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	223		223,452
APi Group DE, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 10/1/26	546		544,088
Brookfield Property REIT, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 8/27/25	364		360,036
Centuri Group, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 8/27/28	375		375,156
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	323		323,341
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	598		596,924
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	2,000		2,003,214
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 8/21/25	2,140		2,124,666
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	474		471,296
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	174		174,285

Security	Principal Amount (000’s omitted)	Value
Northstar Group Services, Inc., Term Loan, 11/12/26(9)	$100	$100,500
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	249	248,544
Quikrete Holdings, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 2/1/27	1,899	1,885,589
SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	425	425,372
Standard Industries, Inc., Term Loan, 9/22/28(9)	775	776,400
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	840	842,401
White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	868	871,453

		$13,475,429

Business Equipment and Services — 10.4%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$597	$595,918
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	1,308	1,310,972
Amentum Government Services Holdings, LLC, Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 1/29/27	370	370,621
AppLovin Corporation, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 8/15/25	1,833	1,832,721
Asplundh Tree Expert, LLC, Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 9/7/27	470	468,878
Belfor Holdings, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 4/6/26	196	196,233
Bracket Intermediate Holding Corp., Term Loan, 4.395%, (3 mo. USD LIBOR + 4.25%), 9/5/25	340	339,358
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 10/30/26	712	711,200
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	447	448,393
Ceridian HCM Holding, Inc., Term Loan, 2.572%, (1 week USD LIBOR + 2.50%), 4/30/25	558	550,691
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	790	793,315
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28	675	670,992
Endure Digital, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	2,170	2,160,071
First Advantage Holdings, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 1/31/27	257	257,234
Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28	250	249,687
Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26	532	533,759
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	896	904,455
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	348	349,855
Hillman Group, Inc. (The):
Term Loan, 1.525%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(10)	30	29,524
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28	123	123,261
Intrado Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	344	339,523
IRI Holdings, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 12/1/25	608	608,138
Iron Mountain, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 1/2/26	338	336,624
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	274	274,736
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27	1,045	1,049,060
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	245	241,325
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	1,365	1,354,091
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/21/27	123	121,054
Magnite, Inc., Term Loan, 5.75%, (USD LIBOR + 5.00%, Floor 0.75%), 4/28/28(7)	274	274,655

Security	Principal Amount (000’s omitted)	Value
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28	$175	$174,808
Nielsen Consumer, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 3/6/28	274	274,719
Packaging Coordinators Midco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/30/27	473	473,807
Pike Corporation, Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 1/21/28	168	168,018
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(7)	991	990,512
SITEL Worldwide Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28	825	827,062
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	475	473,219
SMG US Midco 2, Inc., Term Loan, 2.616%, (USD LIBOR + 2.50%), 1/23/25(7)	97	95,083
Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27	172	172,782
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	1,667	1,673,135
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24	108	106,006

		$22,925,495

Cable and Satellite Television — 5.2%
Altice France S.A.:
Term Loan, 3.814%, (3 mo. USD LIBOR + 3.69%), 1/31/26	$1,251	$1,243,430
Term Loan, 4.125%, (3 mo. USD LIBOR + 4.00%), 8/14/26	1,489	1,487,232
Charter Communications Operating, LLC, Term Loan, 1.84%, (1 mo. USD LIBOR + 1.75%), 2/1/27	1,276	1,269,108
CSC Holdings, LLC:
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 1/15/26	390	385,491
Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 4/15/27	462	457,406
Telenet Financing USD, LLC, Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 4/30/28	1,500	1,485,117
UPC Broadband Holding B.V., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 4/30/28	325	322,243
UPC Financing Partnership, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 1/31/29	1,275	1,273,671
Virgin Media Bristol, LLC:
Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,100	3,082,776
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 1/31/29	475	475,792

		$11,482,266

Chemicals and Plastics — 7.1%
Aruba Investments, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27	$299	$299,806
Atotech B.V., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	399	398,900
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.882%, (3 mo. USD LIBOR + 1.75%), 6/1/24	2,468	2,463,776
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	174	174,730
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27	299	297,940
Ferro Corporation:
Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24	59	59,043
Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24	60	60,326
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	293	293,631
Hexion, Inc., Term Loan, 3.65%, (3 mo. USD LIBOR + 3.50%), 7/1/26	293	293,617
Illuminate Buyer, LLC, Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 6/30/27	307	307,090

Security	Principal Amount (000’s omitted)	Value
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26	$81	$80,865
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	973	974,143
INEOS US Finance, LLC, Term Loan, 2.11%, (2 mo. USD LIBOR + 2.00%), 4/1/24	1,251	1,245,040
Lonza Group AG, Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28	524	525,570
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27	323	323,983
Messer Industries GmbH, Term Loan, 2.632%, (3 mo. USD LIBOR + 2.50%), 3/1/26	867	863,587
Momentive Performance Materials, Inc., Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 5/15/24	1,077	1,076,287
Orion Engineered Carbons GmbH, Term Loan, 9/24/28(9)	175	176,102
PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	728	724,940
Pregis TopCo Corporation, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 7/31/26	246	246,009
Pretium PKG Holdings, Inc.:
Term Loan, 10/2/28(9)	275	275,745
Term Loan - Second Lien, 10/1/29(9)	175	175,875
Rohm Holding GmbH, Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26	147	147,414
Starfruit Finco B.V., Term Loan, 2.832%, (1 mo. USD LIBOR + 2.75%), 10/1/25	895	890,447
Tronox Finance, LLC, Term Loan, 2.366%, (USD LIBOR + 2.25%), 3/13/28(7)	1,529	1,524,635
Venator Materials Corporation, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 8/8/24	1,248	1,233,960
W.R. Grace & Co. Conn., Term Loan, 9/22/28(9)	500	502,344

		$15,635,805

Conglomerates — 0.6%
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24	$1,330	$1,331,705

		$1,331,705

Containers and Glass Products — 3.8%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(7)	$375	$374,632
BWAY Holding Company, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/3/24	718	704,604
Flex Acquisition Company, Inc.:
Term Loan, 3.145%, (3 mo. USD LIBOR + 3.00%), 6/29/25	580	577,700
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28	2,101	2,098,896
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	1,411	1,467,637
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(7)	812	814,591
Reynolds Group Holdings, Inc.:
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/5/26	571	567,477
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	450	449,684
TricorBraun Holdings, Inc.:
Term Loan, 3.421%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(10)	46	45,669
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	204	202,705
Trident TPI Holdings, Inc.:
Term Loan, 0.00%, 9/15/28(10)	43	43,575
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24	750	749,927
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28	307	307,206

		$8,404,303

Security	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 12/22/26	$496	$485,581

		$485,581

Drugs — 5.1%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$223	$227,191
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	1,347	1,331,484
Bausch Health Companies, Inc., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 6/2/25	325	324,476
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	124	124,373
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	318	318,482
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26	819	821,165
Elanco Animal Health Incorporated, Term Loan, 1.836%, (1 mo. USD LIBOR + 1.75%), 8/1/27	749	740,418
Grifols Worldwide Operations USA, Inc., Term Loan, 2.072%, (1 week USD LIBOR + 2.00%), 11/15/27	344	338,788
Horizon Therapeutics USA, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28	821	820,533
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	698	699,996
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	2,800	2,652,745
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	201	191,651
PPD, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 1/13/28	2,786	2,784,780

		$11,376,082

Ecological Services and Equipment — 0.8%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	$622	$622,004
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	785	787,969
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	223	223,787
US Ecology Holdings, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 11/1/26	98	98,230

		$1,731,990

Electronics/Electrical — 31.3%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27	$17	$17,308
Applied Systems, Inc.:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24	3,421	3,423,949
Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25	173	175,887
Aptean, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 4/23/26	269	268,342
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	349	350,871
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27	321	322,554
Banff Merger Sub, Inc.:
Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 10/2/25	3,137	3,123,391
Term Loan - Second Lien, 2/27/26(9)	400	404,875

Security	Principal Amount (000’s omitted)	Value
Barracuda Networks, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25	$1,097	$1,101,917
Buzz Merger Sub, Ltd., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 1/29/27	222	221,486
Celestica, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 6/27/25	73	72,500
CentralSquare Technologies, LLC, Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 8/29/25	316	294,136
Cloudera, Inc.:
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27	249	248,781
Term Loan, 10/8/28(9)	1,225	1,225,382
Cohu, Inc., Term Loan, 3.172%, (6 mo. USD LIBOR + 3.00%), 10/1/25	99	98,561
CommScope, Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/6/26	686	683,534
Constant Contact, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	724	724,325
Cornerstone OnDemand, Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/22/27	589	589,215
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24	683	684,006
Creation Holdings, Inc., Term Loan, 9/14/28(9)	450	448,312
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	574	575,056
E2open, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/4/28	1,845	1,847,682
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	1,541	1,543,673
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	865	867,242
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27	432	432,308
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	3,504	3,506,265
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	860	864,279
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	2,605	2,587,169
Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27	222	222,778
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	2,335	2,344,055
Go Daddy Operating Company, LLC, Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 8/10/27	444	442,181
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,642	3,651,956
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	247	248,264
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	473	473,275
Informatica, LLC, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/25/27	2,339	2,334,404
LogMeIn, Inc., Term Loan, 4.833%, (1 mo. USD LIBOR + 4.75%), 8/31/27	769	769,728
MA FinanceCo., LLC:
Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	241	239,078
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	707	712,950
MACOM Technology Solutions Holdings, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 5/17/24	103	103,118
Magenta Buyer, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	1,650	1,652,475

Security	Principal Amount (000’s omitted)	Value
Marcel LUX IV S.a.r.l.:
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 3/15/26	$588	$587,235
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	39	39,079
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/13/28	175	175,583
Mirion Technologies, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 3/6/26	297	297,882
NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26	367	363,813
Panther Commercial Holdings L.P., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 1/7/28	249	250,622
PointClickCare Technologies, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	249	249,061
Polaris Newco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	1,050	1,053,544
Poseidon Intermediate, LLC, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 8/18/25	100	99,825
Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28	1,100	1,095,112
ProQuest, LLC, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 10/23/26	932	932,733
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	572	568,387
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,625	2,619,333
Recorded Books, Inc., Term Loan, 4.083%, (1 mo. USD LIBOR + 4.00%), 8/29/25	94	94,298
Renaissance Holding Corp., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 5/30/25	792	786,518
Seattle Spinco, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,626	1,614,554
SolarWinds Holdings, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 2/5/24	1,410	1,397,089
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	2,164	2,174,256
Sovos Compliance, LLC:
Term Loan, 0.00%, 8/11/28(10)	48	48,211
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	277	279,176
SS&C European Holdings S.a.r.l., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 4/16/25	248	245,617
SS&C Technologies, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 4/16/25	327	324,356
SurveyMonkey, Inc., Term Loan, 3.83%, (1 week USD LIBOR + 3.75%), 10/10/25	1,496	1,492,403
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	323	324,871
Tibco Software, Inc., Term Loan, 3.84%, (1 mo. USD LIBOR + 3.75%), 6/30/26	2,627	2,621,102
TTM Technologies, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 9/28/24	54	53,649
Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28	150	149,790
Uber Technologies, Inc.:
Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 4/4/25	1,321	1,322,218
Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 2/25/27	1,914	1,915,384
Ultimate Software Group, Inc. (The):
Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 5/4/26	637	639,229
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	1,758	1,763,306
Ultra Clean Holdings, Inc., Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 8/27/25	471	472,819
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	299	299,060
Verifone Systems, Inc., Term Loan, 4.129%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,095	1,075,260
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	1,040	1,046,017
VS Buyer, LLC, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 2/28/27	443	442,585
Western Digital Corporation, Term Loan, 1.838%, (1 mo. USD LIBOR + 1.75%), 4/29/23	413	413,432

		$69,224,677

Security	Principal Amount (000’s omitted)	Value
Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,044	$1,040,988
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27	744	745,537

		$1,786,525

Financial Intermediaries — 4.1%
Aretec Group, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$2,486	$2,482,467
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	2,650	2,647,019
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	97	96,500
Focus Financial Partners, LLC, Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 7/3/24	1,117	1,110,176
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25	194	193,272
Greenhill & Co., Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/12/24	428	427,548
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	1,303	1,299,493
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	198	197,994
Mariner Wealth Advisors, LLC:
Term Loan, 0.00%, 8/18/28(10)	28	28,055
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	197	196,383
Victory Capital Holdings, Inc., Term Loan, 2.395%, (3 mo. USD LIBOR + 2.25%), 7/1/26	343	342,061

		$9,020,968

Food Products — 2.5%
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24	$482	$473,065
CHG PPC Parent, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 3/31/25	194	192,774
Froneri International, Ltd., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 1/29/27	815	806,095
H Food Holdings, LLC:
Term Loan, 3.772%, (1 mo. USD LIBOR + 3.69%), 5/23/25	655	653,955
Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 5/23/25	170	170,560
HLF Financing S.a.r.l., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 8/18/25	378	376,507
JBS USA LUX S.A., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 5/1/26	2,074	2,067,781
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28	250	250,625
Nomad Foods Europe Midco Limited, Term Loan, 2.375%, (3 mo. USD LIBOR + 2.25%), 5/15/24	242	241,646
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27	173	173,277
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24	104	104,929

		$5,511,214

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$1,793	$1,772,410
Aramark Services, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/11/25	326	320,039
IRB Holding Corp.:
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(7)	800	799,904
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	645	647,141
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28	247	247,311

Security	Principal Amount (000’s omitted)	Value
US Foods, Inc.:
Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 6/27/23	$268	$266,992
Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 9/13/26	637	629,834

		$4,683,631

Forest Products — 0.4%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	$449	$450,371
Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28	546	548,549

		$998,920

Health Care — 13.8%
Accelerated Health Systems, LLC, Term Loan, 3.586%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$219	$218,129
ADMI Corp., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 4/30/25	1,170	1,157,042
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/5/28	475	475,594
athenahealth, Inc., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 2/11/26	957	960,894
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28	325	326,219
BW NHHC Holdco, Inc., Term Loan, 5.125%, (3 mo. USD LIBOR + 5.00%), 5/15/25	387	342,898
Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27	193	193,194
CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	199	199,933
Certara L.P., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 8/15/26	960	958,480
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(7)	1,691	1,690,729
CHG Healthcare Services, Inc., Term Loan, 9/29/28(9)	500	500,000
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27	168	168,859
Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26	543	545,040
Envision Healthcare Corporation, Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 10/10/25	2,459	2,194,643
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27	124	125,148
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25	736	736,432
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24	1,341	1,342,812
Hanger, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 3/6/25	410	410,189
Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25	459	459,592
IQVIA, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/7/24	1,280	1,278,838
MDVIP, Inc., Term Loan, 10/14/28(9)	125	125,195
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	147	147,306
Midwest Physician Administrative Services, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/12/28	199	198,212
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(10)	37	36,578
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	25	24,816
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(7)	785	786,064
Navicure, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,787	1,790,097
Ortho-Clinical Diagnostics S.A., Term Loan, 3.083%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,026	1,026,197
Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28	224	225,384

Security	Principal Amount (000’s omitted)	Value
Parexel International Corporation, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 9/27/24	$835	$834,668
Phoenix Guarantor, Inc.:
Term Loan, 3.336%, (1 mo. USD LIBOR + 3.25%), 3/5/26	733	729,753
Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,544	1,540,612
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	448	447,505
Radiology Partners, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 7/9/25	755	755,502
Radnet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28	424	423,739
Select Medical Corporation, Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 3/6/25	2,144	2,134,253
Sotera Health Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	225	224,156
Sound Inpatient Physicians, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/27/25	194	192,861
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	448	449,465
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	714	716,133
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24	725	709,252
U.S. Anesthesia Partners, Inc.:
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	705	705,168
Term Loan, 10/1/28(9)	925	927,441
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27	323	324,435
Verscend Holding Corp., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 8/27/25	858	860,206

		$30,619,663

Home Furnishings — 2.1%
ACProducts, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	$748	$748,259
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28	675	676,336
Mattress Firm, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28	575	574,821
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	618	624,967
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	2,044	1,948,022

		$4,572,405

Industrial Equipment — 5.5%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	$442	$442,770
Altra Industrial Motion Corp., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 10/1/25	204	203,604
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28	224	223,643
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	886	888,031
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	96	94,077
CPM Holdings, Inc., Term Loan, 3.586%, (1 mo. USD LIBOR + 3.50%), 11/17/25	122	121,106
Delachaux Group S.A., Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26	172	171,714
DexKo Global, Inc.:
Term Loan, 9/22/28(9)	60	59,700
Term Loan, 9/23/28(9)	315	313,425

Security	Principal Amount (000’s omitted)	Value
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	$248	$248,358
Dynacast International, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25	639	642,528
Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25	247	254,791
Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28	1,093	1,093,542
Filtration Group Corporation:
Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 3/29/25	1,091	1,086,456
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25	149	148,977
Gardner Denver, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/1/27	436	431,032
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25	337	337,646
Granite Holdings US Acquisition Co., Term Loan, 4.132%, (3 mo. USD LIBOR + 4.00%), 9/30/26	422	422,005
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28	175	174,344
Ingersoll-Rand Services Company, Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/1/27	517	511,105
LTI Holdings, Inc.:
Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 9/6/25	170	167,689
Term Loan, 4.75%, 7/24/26(10)	84	84,340
Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 7/24/26	74	73,684
Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 7/24/26	140	140,215
Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28	1,496	1,495,900
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	386	374,661
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28	225	224,719
Titan Acquisition Limited, Term Loan, 3.167%, (3 mo. USD LIBOR + 3.00%), 3/28/25	1,134	1,116,155
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27	520	521,394

		$12,067,611

Insurance — 7.1%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$171	$170,004
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 5/9/25	865	860,076
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/5/27	247	247,786
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	1,613	1,604,245
AssuredPartners, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,303	1,296,454
Asurion, LLC:
Term Loan, 11/3/23(9)	1,000	995,893
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,072	1,057,273
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 7/31/27	747	736,721
Term Loan - Second Lien, 5.334%, (1 mo. USD LIBOR + 5.25%), 1/31/28	920	918,466
Hub International Limited:
Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25	1,862	1,846,918
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25	688	689,061
NFP Corp., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/15/27	1,367	1,355,204
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	718	719,245

Security	Principal Amount (000’s omitted)	Value
Sedgwick Claims Management Services, Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 12/31/25	$462	$458,798
USI, Inc.:
Term Loan, 3.132%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,248	1,241,314
Term Loan, 3.382%, (3 mo. USD LIBOR + 3.25%), 12/2/26	1,540	1,532,872

		$15,730,330

Leisure Goods/Activities/Movies — 5.0%
AMC Entertainment Holdings, Inc., Term Loan, 3.083%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$707	$658,088
Bombardier Recreational Products, Inc., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 5/24/27	198	196,634
Carnival Corporation, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25	543	541,767
ClubCorp Holdings, Inc., Term Loan, 2.882%, (3 mo. USD LIBOR + 2.75%), 9/18/24	648	610,740
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	603	498,548
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26	566	462,292
Term Loan, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24	134	143,940
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(11)	167	207,047
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	1,175	1,173,898
Live Nation Entertainment, Inc., Term Loan, 1.875%, (1 mo. USD LIBOR + 1.75%), 10/17/26	2,644	2,588,584
Match Group, Inc., Term Loan, 1.874%, (3 mo. USD LIBOR + 1.75%), 2/13/27	275	274,083
Playtika Holding Corp., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 3/13/28	834	834,804
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28	400	399,400
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25	75	74,541
Travel Leaders Group, LLC, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 1/25/24	363	340,363
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26	2,001	1,998,867

		$11,003,596

Lodging and Casinos — 4.7%
Boyd Gaming Corporation, Term Loan, 2.322%, (1 week USD LIBOR + 2.25%), 9/15/23	$1,805	$1,805,825
Four Seasons Hotels Limited, Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 11/30/23	2,872	2,867,672
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23	2,946	2,934,511
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28	400	401,400
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	445	436,149
Stars Group Holdings B.V. (The), Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 7/21/26	1,000	997,917
Twin River Worldwide Holdings, Inc., Term Loan, 8/6/28(9)	525	525,533
Wyndham Hotels & Resorts, Inc., Term Loan, 1.835%, (1 mo. USD LIBOR + 1.75%), 5/30/25	485	481,937

		$10,450,944

Nonferrous Metals/Minerals — 0.1%
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25	$119	$119,344

		$119,344

Oil and Gas — 2.5%
Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	$51	$50,434
Buckeye Partners L.P., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 11/1/26	1,034	1,029,623

Security	Principal Amount (000’s omitted)	Value
Centurion Pipeline Company, LLC:
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 9/29/25	$97	$95,791
Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 9/28/25	99	97,513
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	98	96,836
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	867	869,855
CQP Holdco, L.P., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28	998	995,256
Delek US Holdings, Inc.:
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/31/25	73	71,103
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	222	223,379
Oryx Midstream Services Permian Basin, LLC, Term Loan, 10/5/28(9)	375	373,125
Prairie ECI Acquiror L.P., Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 3/11/26	443	428,546
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	289	288,863
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	423	425,865
UGI Energy Services, LLC, Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 8/13/26	391	392,588

		$5,438,777

Publishing — 1.4%
Adevinta ASA, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/26/28	$125	$124,960
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	198	198,499
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	1,248	1,249,365
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24	149	148,890
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	1,297	1,298,911

		$3,020,625

Radio and Television — 3.4%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	$136	$135,783
Diamond Sports Group, LLC, Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 8/24/26	1,642	1,030,726
Entercom Media Corp., Term Loan, 2.585%, (1 mo. USD LIBOR + 2.50%), 11/18/24	661	653,308
Entravision Communications Corporation, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 11/29/24	302	298,984
Gray Television, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 1/2/26	234	233,141
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	1,085	1,085,227
iHeartCommunications, Inc.:
Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 5/1/26	776	771,601
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/1/26	156	156,264
Nexstar Broadcasting, Inc.:
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 1/17/24	427	426,620
Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 9/18/26	173	172,595
Sinclair Television Group, Inc., Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 9/30/26	245	241,203
Terrier Media Buyer, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 12/17/26	688	687,181
Univision Communications, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	1,661	1,661,680

		$7,554,313

Security	Principal Amount (000’s omitted)	Value
Retailers (Except Food and Drug) — 2.2%
BJ’s Wholesale Club, Inc., Term Loan, 2.083%, (1 mo. USD LIBOR + 2.00%), 2/3/24	$503	$504,279
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	299	299,060
Great Outdoors Group, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	1,042	1,048,530
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	1,590	1,591,663
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	718	716,000
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	550	552,062
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	224	224,437

		$4,936,031

Steel — 0.9%
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	$338	$335,639
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(7)	100	99,624
Zekelman Industries, Inc., Term Loan, 2.083%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,505	1,491,222

		$1,926,485

Surface Transport — 0.4%
Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	$943	$943,993

		$943,993

Telecommunications — 4.6%
CenturyLink, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$2,726	$2,699,931
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	718	713,861
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	114	114,299
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	227	207,950
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(10)	375	376,875
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	900	912,375
Onvoy, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	729	729,878
Plantronics, Inc., Term Loan, 2.585%, (1 mo. USD LIBOR + 2.50%), 7/2/25	450	440,555
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	362	362,314
Zayo Group Holdings, Inc., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 3/9/27	919	911,586
Ziggo Financing Partnership, Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 4/30/28	2,650	2,631,781

		$10,101,405

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.6%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	$1,265	$1,258,087
Calpine Corporation, Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 12/16/27	1,266	1,264,305
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	1,107	1,107,800

		$3,630,192

Total Senior Floating-Rate Loans (identified cost $320,727,482)		$320,065,989

Warrants — 0.2%

Security	Shares	Value
Oil and Gas — 0.2%
QuarterNorth Energy, Inc., Exp. 8/27/28(1)(2)	4,487	$472,257

Total Warrants (identified cost $0)		$472,257

Short-Term Investments — 2.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(12)	5,319,698	$5,319,698

Total Short-Term Investments (identified cost $5,319,698)		$5,319,698

Total Investments — 153.4% (identified cost $338,977,600)		$338,995,760

Less Unfunded Loan Commitments — (0.2)%		$(360,260)

Net Investments — 153.2% (identified cost $338,617,340)		$338,635,500

Notes Payable — (37.5)%		$(83,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (14.5)%		$(32,000,000)

Other Assets, Less Liabilities — (1.2)%		$(2,568,360)

Net Assets Applicable to Common Shares — 100.0%		$221,067,140

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)	Non-income producing security.

(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $3,120,347 or 1.4% of the Trust’s net assets applicable to common shares.

(5)	Amount is less than 0.05%.

(6)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(7)

The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(8)	Principal amount is less than $500.

(9)	This Senior Loan will settle after September 30, 2021, at which time the interest rate will be determined.

(10)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2021, the total value of unfunded loan commitments is $360,798.

(11)	Fixed-rate loan.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Abbreviations:

DIP	- Debtor In Possession

LIBOR	- London Interbank Offered Rate

PIK	- Payment in Kind

Currency Abbreviations:

USD	- United States Dollar

The Trust did not have any open derivative instruments at September 30, 2021.

At September 30, 2021, the value of the Trust’s investment in affiliated funds was $5,319,698, which represents 2.4% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,441,904	$28,033,344	$(29,155,550)	$13	$(13)	$5,319,698	$1,312	5,319,698

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$—	$753,800	$278,792	$1,032,592
Corporate Bonds	—	12,105,224	—	12,105,224
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	319,705,729	—	319,705,729
Warrants	—	472,257	—	472,257
Short-Term Investments	—	5,319,698	—	5,319,698
Total Investments	$—	$338,356,708	$278,792	$338,635,500

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2021 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.